Related Party Transactions - Schedule of Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Related Party [Line Items]
Management salaries and directors' fees	$ 399	$ 402
Share-based compensation	524	425
Total	1,131	1,021
Directors [Member]
Disclosure Of Related Party [Line Items]
Management salaries and directors' fees	$ 208	$ 194